Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
QB variable consideration to IMSA and Codelco	$ 142	$ (51)
Foreign exchange gains (losses)	(41)	146
Other	(49)	(88)
Total non operating income (expense)	$ 52	$ 7